Vessels, textual (Details) ([SecondHandVesselsAcquiredMember], USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Jan. 31, 2013	Dec. 31, 2013
[SecondHandVesselsAcquiredMember]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	$ 58,000	$ 26,500	$ 141,423